UNITED STATES
	SECURITIES AND EXCHANGE COMMISSION
	WASHINGTON, DC 20549

	FORM 13-F

	FORM 13-F COVER PAGE

Report for the Calendar Year or Quarter Ended:
	December 31, 2012

Check here if Amendment [ ]; Amendment Number:
This Amendment {Check only one}	[] is a restatement
			[] adds new holding entries

Institutional Manager Filing this Report:

Name: 			J. M. Hartwell LP
Address: 		515 Madison Avenue
			New York, NY 10022

13-F Filing Number: 28-4534

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing this report is authorized to submit it, that all information contained herein is true, correct, and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.
..

Person Signing this Report on Behalf of Reporting Manager

Name:		Barbara Romeo
Title:		Controller
Phone:		212-308-3355
Signature, Place and Date of Signing:

Barbara N. Romeo  New York, NY  January 28, 2013

Report Type{Check only one}
[X]	13F HOLDINGS REPORT
[ ] 	13F NOTICE
[ ] 	13F COMBINATION REPORT

List of other managersReporting for this manager:
     Affiliated Managers Group

Form 13-F Summary Page:
Number of other included managers:	1
Form 13-F Information Table Entry Total: 92

Form 13-F Information Table Value Toatl: $382,493 (x$1000)
List of Other Included Managers:
      No. 13F File Number Name 01- 28-04975

FORM 13F INFORMATION TABLE


                       FORM 13F INFORMATION TABLE
NAME of TITLE VALUE SHARES/ SH/ PUT/INVSTMTOTHER  VOTING AUTHORITY
ISSUEROFCLASSCUSIP(x$1000)PRNAMTPRN CALDSCRETN MANAGERSSOLESHAREDNONE
------------------ ----- ---- ---- ----- ------------ ---------------
Abbott Lab             COM 002824100   1317    20100 SH SOLE   18600  1500
Accenture Ltd          COM G1150G111    473     7120 SH SOLE    7120
Affiliated Managers GroCOM 008252108  11913    91532 SH SOLE   91532
Air Liquide ADR        COM 009126202    327    13052 SH SOLE   13052
Alliance Data Systems  COM 018581108   3149    21755 SH SOLE   19755  2000
America Movil SA       COM 02364W105    352    15200 SH SOLE   15200
Anadarko Petroleum CorpCOM 032511107   2993    40275 SH SOLE   38275  2000
Anheuser-Busch Inbex SACOM 03524a108    349     3997 SH SOLE    3997
Apache Corp            COM 037411105   1554    19801 SH SOLE   17401  2400
Apple Inc.             COM 037833100   7546    14180 SH SOLE   13505   675
Atlas Copco Ab ADR     COM 049255706    247     9000 SH SOLE    9000
BASF SE ADR            COM 055262505    328     3500 SH SOLE    3500
BHP Billiton Limited   COM 088606108    431     5500 SH SOLE    5500
Baidu.com              COM 056752108    201     2000 SH SOLE    2000
Bio-Reference Labs     COM 09057g602  10888   380300 SH SOLE  361500 18800
CNOOC Ltd ADR          COM 126132109    418     1900 SH SOLE    1900
Carrizo Oil & Gas      COM 144577103    362    17315 SH SOLE   13915  3400
Catamaran Corporation  COM 148887102   1879    39887 SH SOLE   38171  1716
Cisco Systems. Inc.    COM 17275R102    297    15100 SH SOLE   14700   400
Citrix Systems Inc     COM 177376100    794    12100 SH SOLE   11400   700
Clean Harbors, Inc.    COM 184496107   2033    36950 SH SOLE   34900  2050
Cliffs Natural ResourceCOM 18683k101    249     6465 SH SOLE    5365  1100
Cognizant Tech SolutionCOM 192446102  20035   271170 SH SOLE  259870 11300
Compania de Bebidas    COM 20441w203    945    22500 SH SOLE   22500
Compass Group Plc ADS  COM 20449x203    236    20000 SH SOLE   20000
Concho Resources Inc   COM 20605p101   2842    35280 SH SOLE   33580  1700
Continental Resources  COM 212015101  14384   195725 SH SOLE  178725 17000
Dassault Systems SA    COM 237545108    333     3000 SH SOLE    3000
Diageo PLC ADS         COM 25243q205    641     5500 SH SOLE    5500
Ebay                   COM 278642103  16681   327100 SH SOLE  314300 12800
Essilor Intl SA ADR    COM 297284200    420     8384 SH SOLE    8384
Everest Re Group Inc   COM G3223R108    242     2200 SH SOLE    2200
Express Scripts Inc    COM 30219g108   4951    91690 SH SOLE   88790  2900
Exxon Mobil CorporationCOM 30231G102   9766   112832 SH SOLE  109704  3128
Facebook, Inc          COM 30303m102    479    18000 SH SOLE   18000
Freeport-McMoRan CopperCOM 35671D857    704    20585 SH SOLE   18885  1700
Fresenius Medical Care COM 358029106    845    24640 SH SOLE   24640
Google Inc             COM 38259P508  19092    26990 SH SOLE   24760  2230
Grupo Televisa SA      COM 40049j206    300    11290 SH SOLE   11290
HDFC Bank Ltd          COM 40415f101    448    11000 SH SOLE   11000
Halcon Resources Corp  COM 40537q209    268    38750 SH SOLE   38750
Heineken N.V.          COM 423012202    647    19274 SH SOLE   19274
Home Depot Inc.        COM 437076102    348     5633 SH SOLE    5633
Intervest Bancshares   COM 460927106    194    50000 SH SOLE   50000
Intl. Business Mach. CoCOM 459200101  20130   105090 SH SOLE   93690 11400
Johnson & Johnson      COM 478160104   2155    30747 SH SOLE   29647  1100
Kimberly Clark Corp    COM 494368103   2923    34616 SH SOLE   29296  5320
Kingfisher Plc.        COM 495724403    221    23874 SH SOLE   23874
Komatsu Ltd            COM 500458401    466    18468 SH SOLE   18468
LVMH Moet Hennessy ADR COM 502441030    406    11100 SH SOLE   11100
Luxottica Group ADS    COM 55068r202    405     9800 SH SOLE    9800
Mastercard Inc.        COM 57636q104  11521    23450 SH SOLE   22100  1350
Microsoft Corp         COM 594918104  12479   467222 SH SOLE  437722 29500
Millicom Intl Cellular COM SE0001174 109926  1271817 SH SOLE 1259985 11832
Millicom Intl Cellular COM l6388f110   1805    21086 SH SOLE   19086  2000
National Oilwell Varco COM 637071101   1228    17970 SH SOLE   15670  2300
Nestle S.A. ADR        COM 641069406    543     8335 SH SOLE    8335
Nidec Corp             COM 654090109    449    30800 SH SOLE   30800
Noble Energy Inc       COM 655044105  10416   102382 SH SOLE   95216  7166
Novartis AG            COM 66987v109    807    12753 SH SOLE   12753
Novo-Nordisk A/S       COM 670100205    294     1800 SH SOLE    1800
Oracle Corporation     COM 68389X105   2642    79305 SH SOLE   74605  4700
Philip Morris Intl     COM 718172109    201     2400 SH SOLE    2400
Priceline.com Inc      COM 741503403  15625    25185 SH SOLE   24165  1020
Proctor & Gamble Co.   COM 742718109    600     8844 SH SOLE    8844
Prudential PLC         COM 74435k204    400    14000 SH SOLE   14000
Purecycle              COM 746228303    309   109073 SH SOLE  109073
Qualcomm Inc.          COM 747525103   5740    92790 SH SOLE   88490  4300
Rio Tinto PLC          COM 767204100    424     7300 SH SOLE    7300
Roche Holdings Ltd     COM 771195104    332     6600 SH SOLE    6600
Rolls Royce Hldg Plc ADCOM 775781206    710    10000 SH SOLE   10000
Royal Caribbean CruisesCOM V7780T103    258     7600 SH SOLE    7600
SAP AG                 COM 803054204   4667    58060 SH SOLE   53260  4800
Safestitch Medical Inc.COM 78645y102     18    83280 SH SOLE   83280
Salesforce.com         COM 79466l302   1210     7200 SH SOLE    7200
Seadrill Limited       COM g7945e105  14907   405080 SH SOLE  392280 12800
Shire plc ADS          COM 82481r106    295     3200 SH SOLE    3200
Silicon Motion         COM 82706C108    220    15500 SH SOLE   15500
Smith and Nephew plc   COM 83175m205    599    10820 SH SOLE   10820
Syngenta AG            COM 87160a100    703     8700 SH SOLE    8700
Technip ADS            COM 878546209    249     8684 SH SOLE    8684
Teva Pharmaceutical    COM 881624209    339     9090 SH SOLE    9090
The Fresh Market, Inc. COM 35804h106    409     8495 SH SOLE    6695  1800
TigerLogic Inc         COM 8867eq101     89    45588 SH SOLE   45588
Unilever N.V.          COM 904784709    498    13000 SH SOLE   13000
VISA Inc.              COM 92826c839   9487    62585 SH SOLE   59485  3100
Vodafone Group plc ADS COM 92857W100    568    22531 SH SOLE   22531
Volkswagen AG          COM 928662303    429    10000 SH SOLE   10000
Wal-mart De Mexico SAB COM 93114w107    546    16800 SH SOLE   16800
Warner Chilcott plc    COM g94368100    207    17200 SH SOLE   17200
Whiting Petroleum Corp COM 966387102    291     6705 SH SOLE    6705
adidas AG              COM 00687A107    444    10000 SH SOLE   10000
               </SEC-DOCUMENT>